1395896

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☑ Rule 504 ☐ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
SAKURA-SAKU U.S.A. CORPORATION

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1832 Buchanan St., Suite 205, San Francisco, CA 94115	415-409-0240
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
1832 Buchanan St., Suite 205, San Francisco, CA 94115	415-409-0240

Brief Description of Business
Sales of distilled spirit

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 10 Year 06 ☑ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CA

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Suzuki, Junji

Business or Residence Address (Number and Street, City, State, Zip Code)
150 Spear Street, Suite 725, San Francisco, CA 94105

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
JOP Corp. Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
Shintomi IT Bldg., 2nd Fl.,1-13-26 Shintomi, Chuo-ku, Tokyo 104-0041 JAPAN

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
SAKURASAKU HOLDINGS INC.

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Natagome, Michiaki

Business or Residence Address (Number and Street, City, State, Zip Code)
1832 Buchanan St., Suite 205, San Francisco, CA 94115

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Xavier, Esther

Business or Residence Address (Number and Street, City, State, Zip Code)
1832 Buchanan St., Suite 205, San Francisco, CA 94115

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Matsuki, Miyuki

Business or Residence Address (Number and Street, City, State, Zip Code)
1832 Buchanan St., Suite 205, San Francisco, CA 94115

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Takasaki, Taichiro

Business or Residence Address (Number and Street, City, State, Zip Code)
8-36-8F., Hakata-eki Chuo-gai, Hakata-ku, Fukuoka, Fukuoka 812-0012 JAPAN

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
SAKURA-SAKU U.S.A. CORPORATION	[signature]	1-26-07
Name (Print or Type)	**Title (Print or Type)**	
Michiaki Nagatome	President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

END